UNITED STATES
                      	SECURITIES AND EXCHANGE COMMISION
                            WASHINGTON D.C. 20549
                                 FORM 13F
                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          University of Texas Investment Management Company
Address:       401 Congress Avenue
               Suite 2800
               Austin, TX 78701

13F File Number: 028-05714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen Wiltrout
Title:       Senior Security Operations Specialist
Phone:       512-225-1630
Signature,                  Place,                  and Date of Signing:
 Karen Wiltrout   Austin, Texas   January 27, 2010

Report Type (Check only one.):
       [X] 13F HOLDINGS REPORT.
       [ ] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	  0

Form 13F Information Table Entry Total:   9

Form 13F Information Table Value Total:   $558,705


List of Other Included Managers:

NONE
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
                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
INTROGEN THERAPEUTICS INC COM  COM              46119F107        4   262998 SH       SOLE                   262998        0        0
ISHARES INC MSCI BRAZIL FREE   ETFS             464286400   102608  1375261 SH       SOLE                  1375261        0        0
ISHARES MSCI AUSTRALIA INDEX   ETFS             464286103    49220  2155000 SH       SOLE                  2155000        0        0
ISHARES MSCI CDA INDEX FD      ETFS             464286509    57399  2180000 SH       SOLE                  2180000        0        0
LEXICON PHARMACEUTICALS INC    COM              528872104      425   250000 SH       SOLE                   250000        0        0
SPDR TR UNIT SER 1 S & P       ETFS             78462F103    76637   687700 SH       SOLE                   687700        0        0
TEXAS INSTRS INC COM           COM              882508104      834    32000 SH       SOLE                    32000        0        0
VANGUARD EMERGING MARKETS ETF  ETFS             922042858   270867  6606510 SH       SOLE                  6606510        0        0
VOLCANO CORP COM               COM              928645100      711    40881 SH       SOLE                    40881        0        0